Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
C000229637
Account Value [Line Items]
Line Graph and Table Measure Name	Atlas U.S. Tactical Income Fund
Account Value	$ 9,654	$ 10,252	$ 8,531	$ 8,119	$ 10,693
C000229638
Account Value [Line Items]
Line Graph and Table Measure Name		Atlas U.S. Tactical Income Fund
Account Value	$ 10,000	$ 10,288	8,629	8,282	10,988
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	9,504	8,518	8,464	9,910
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 9,504	$ 8,518	$ 8,464	$ 9,910